Financial Instruments - Disclosure of effect of changes in foreign exchange rates [text block] (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
EUR | Strengthening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	£ 35	£ 21
EUR | Weakening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	(35)	(21)
USD | Strengthening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	1,840	547
USD | Weakening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	£ (1,840)	£ (547)